UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 245 Park Avenue
         New York, NY  10167

13F File Number:  28-12959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Gange
Title:     Director
Phone:     212-328-7950

Signature, Place, and Date of Signing:

     /s/ Jim Gange     New York, NY/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $559,448 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CATERPILLAR INC DEL            COM              149123101    11168   250000 SH  PUT  SOLE                   250000        0        0
CONTINENTAL AIRLS INC          CL B             210795308     9025   500000 SH  PUT  SOLE                   500000        0        0
FASTENAL CO                    COM              311900104     3485   100000 SH  PUT  SOLE                   100000        0        0
GRACE W R & CO DEL NEW         COM              38388F108      978   163783 SH       SOLE                   163783        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    12003   446383 SH       SOLE                   446383        0        0
MASCO CORP                     COM              574599106     5565   500000 SH  CALL SOLE                   500000        0        0
MERRILL LYNCH & CO INC         COM              590188108     3492   300000 SH       SOLE                   300000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     2179   146722 SH       SOLE                   146722        0        0
MIRANT CORP NEW                COM              60467R100   169830  9000000 SH       SOLE                  9000000        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    22125   300000 SH  PUT  SOLE                   300000        0        0
SPDR TR                        UNIT SER 1       78462F103   135360  1500000 SH  PUT  SOLE                  1500000        0        0
SPDR TR                        UNIT SER 1       78462F103   180480  2000000 SH  CALL SOLE                  2000000        0        0
SPDR TR                        UNIT SER 1       78462F103     2256    25000 SH       SOLE                    25000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     1502  1365200 SH       SOLE                  1365200        0        0